Note Receivable (Details Narrative) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014	Feb. 28, 2015	Dec. 31, 2013
Note receivable bearing interest rate	5.00%	5.00%
Note receivable, face amount	$ 501,000	$ 501,000
Note receivable due date	Oct. 30, 2013	Oct. 30, 2013
Percentage of reserve on note receivable	100.00%	100.00%		100.00%
Note receivable, default judgment			$ 542,000
February 2015 [Member]
Note receivable, face amount		$ 501,000
Percentage of reserve on note receivable		100.00%
Note receivable, default judgment		$ 542,000